Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 465.1	$ 610.1
Additions	62.3	26.6
Disposals	(26.8)
Depreciation	(5.7)	(27.8)
Impairment	494.9	(146.6)
Effect of foreign currency exchange rate changes		2.8
Carrying amount, Ending balance	494.9	465.1
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	116.0	230.2
Additions	0.0
Disposals	0.0
Depreciation	(0.1)
Impairment	115.9	(114.3)
Effect of foreign currency exchange rate changes		0.1
Carrying amount, Ending balance	115.9	116.0
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	199.3	219.2
Additions	0.0
Disposals	0.0
Depreciation	(2.1)
Impairment	197.2	(20.2)
Effect of foreign currency exchange rate changes		0.3
Carrying amount, Ending balance	197.2	199.3
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	78.5	76.6
Additions	62.3	26.6
Disposals	(16.4)
Depreciation	(0.6)	(16.3)
Impairment	123.8	(8.9)
Effect of foreign currency exchange rate changes		0.5
Carrying amount, Ending balance	123.8	78.5
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	3.9	4.4
Additions	0.0
Disposals	(0.5)
Depreciation	(0.2)	(0.5)
Impairment	3.2
Carrying amount, Ending balance	3.2	3.9
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	65.5	76.2
Additions	0.0
Disposals	(8.5)
Depreciation	(2.5)	(9.2)
Impairment	54.5	(3.2)
Effect of foreign currency exchange rate changes		1.7
Carrying amount, Ending balance	54.5	65.5
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	1.9	3.5
Additions	0.0
Disposals	(1.4)
Depreciation	(0.2)	(1.8)
Impairment	0.3
Effect of foreign currency exchange rate changes		0.2
Carrying amount, Ending balance	$ 0.3	$ 1.9